Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.5%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,811,356
		$ 3,811,356
Education — 29.7%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$ 1,597,290
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/39	1,400	1,346,716
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,122,920
Massachusetts Development Finance Agency, (Boston University):
4.00%, 10/1/46	2,750	2,672,697
5.00%, 10/1/46	3,000	3,179,580
5.45%, 5/15/59	400	458,688
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,616,309
5.00%, 5/1/35	1,660	1,725,653
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	2,813,507
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,000,973
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,777,177
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	2,700	2,324,160
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/31	620	657,653
5.00%, 7/1/32	770	812,712
5.00%, 7/1/38	340	354,430
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,624,487
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,117,780
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/45	5,000	5,207,250
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,174,300
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	$2,000	$ 1,983,620
University of Massachusetts Building Authority, 5.00%, 11/1/41	2,365	2,648,138
		$ 45,216,040
Escrowed/Prerefunded — 2.0%
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/31	$1,840	$ 1,956,527
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/23, 5.00%, 7/1/44	1,100	1,136,091
		$ 3,092,618
General Obligations — 22.5%
Attleboro, MA, 3.00%, 10/15/36	$2,630	$ 2,356,191
Belmont, MA:
4.00%, 2/15/29	1,195	1,286,023
4.00%, 2/15/30	1,245	1,333,221
4.00%, 2/15/31	1,045	1,114,169
4.00%, 3/15/31	2,910	3,104,388
Boston, MA:
4.00%, 3/1/31	3,000	3,061,560
5.00%, 11/1/27	3,000	3,402,750
Danvers, MA, 4.00%, 8/15/33	540	568,112
Franklin, MA:
4.00%, 5/15/30	200	214,510
4.00%, 5/15/32	455	481,968
4.00%, 5/15/33	455	478,078
5.00%, 5/15/29	210	238,129
Lexington, MA, 4.00%, 2/1/29	1,855	1,995,794
Lincoln, MA:
4.00%, 3/1/30	2,120	2,270,902
4.00%, 3/1/31	2,205	2,351,699
Manchester Essex Regional School District, MA:
4.00%, 2/1/41	1,075	1,075,226
4.00%, 2/1/42	975	975,058
Massachusetts, 5.00%, 3/1/31	3,000	3,108,780
Quincy, MA, 4.00%, 7/7/23(1)	2,000	2,037,620
Shrewsbury, MA, 4.00%, 7/15/33	2,370	2,492,268
Swampscott, MA, 5.00%, 1/15/26	355	390,738
		$ 34,337,184

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 8.7%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health):
5.00%, 7/1/33	$625	$ 669,669
5.00%, 7/1/38	600	635,868
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	2,500	2,535,350
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,075,560
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	1,768,196
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,063,240
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,700,288
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	2,864,428
		$ 13,312,599
Housing — 3.2%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 1.46%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	$2,935	$ 2,935,000
Massachusetts Housing Finance Agency, Sustainability Bonds:
2.15%, 6/1/24	1,000	996,860
2.65%, 6/1/26	1,000	991,570
		$ 4,923,430
Industrial Development Revenue — 0.9%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(3)	$670	$ 606,357
(AMT), 4.875%, 11/1/42(3)	740	697,583
		$ 1,303,940
Insured - Education — 4.3%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$ 6,497,400
		$ 6,497,400
Insured - Special Tax Revenue — 5.0%
Martha's Vineyard Land Bank, MA, (BAM), 5.00%, 5/1/26	$1,760	$ 1,867,606
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	5,779,760
		$ 7,647,366
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 2.1%
Massachusetts Development Finance Agency, (Carleton-Willard Village):
4.00%, 12/1/42	$490	$ 461,359
5.00%, 12/1/42	525	542,745
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(3)	205	217,919
5.00%, 11/15/38(3)	135	140,122
Massachusetts Development Finance Agency, (Loomis Communities), 4.00%, 1/1/51	690	606,710
Massachusetts Development Finance Agency, (Salem Community Corp.):
5.00%, 1/1/23	445	446,807
5.00%, 1/1/24	345	347,850
5.00%, 1/1/25	365	368,905
		$ 3,132,417
Special Tax Revenue — 2.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$300	$ 322,065
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/40	2,500	2,497,100
5.25%, 7/1/31	1,240	1,475,030
		$ 4,294,195
Student Loan — 1.9%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$2,000	$ 1,875,820
(AMT), 5.00%, 7/1/23	1,000	1,026,530
		$ 2,902,350
Transportation — 9.1%
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	$3,000	$ 2,850,870
(AMT), 5.00%, 7/1/31	1,555	1,697,951
(AMT), 5.00%, 7/1/34	2,110	2,239,006
(AMT), 5.00%, 7/1/43	3,000	3,108,240
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	2,000	2,104,280
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	1,750	1,938,685
		$ 13,939,032

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.4%
Springfield Water and Sewer Commission, MA:
4.00%, 4/15/30	$225	$ 241,450
4.00%, 4/15/33	335	345,559
		$ 587,009
Total Tax-Exempt Municipal Obligations (identified cost $145,223,966)		$144,996,936

Taxable Municipal Obligations — 6.1%
Security	Principal Amount (000's omitted)	Value
Education — 2.2%
Massachusetts Development Finance Agency, (Berklee College of Music), 2.582%, 10/1/35	$1,000	$ 787,870
University of Massachusetts Building Authority, 2.917%, 11/1/33	2,850	2,522,136
		$ 3,310,006
Insured - Hospital — 0.6%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$ 996,430
		$ 996,430
Special Tax Revenue — 2.1%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 1.525%, 7/1/27	$1,500	$ 1,353,495
Massachusetts School Building Authority, 2.95%, 5/15/43	2,500	1,922,600
		$ 3,276,095
Student Loan — 1.2%
Massachusetts Educational Financing Authority, 2.305%, 7/1/29	$2,000	$ 1,766,620
		$ 1,766,620
Total Taxable Municipal Obligations (identified cost $10,864,477)		$ 9,349,151
Total Investments — 101.2% (identified cost $156,088,443)		$154,346,087
Other Assets, Less Liabilities — (1.2)%		$ (1,899,995)
Net Assets — 100.0%		$152,446,092

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $1,984,046 or 1.3% of the Fund's net assets.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 9.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$144,996,936	$ —	$144,996,936
Taxable Municipal Obligations	—	9,349,151	—	9,349,151
Total Investments	$ —	$154,346,087	$ —	$154,346,087
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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